Cost and Estimated Earnings on Uncompleted Contracts (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings Llc [Member]
Costs in excess of billings		$ 356,495	$ 344,371
Costs to fulfill contracts, net		18,128	27,989
Contract assets		374,624	$ 372,359
Southland Holding Llc [Member]
Costs in excess of billings	$ 433,513	356,495
Costs to fulfill contracts, net	14,036	18,129
Contract assets	$ 447,549	$ 374,624